NUVEEN NATIONAL                                                           NUVEEN
INSURED UNIT TRUST 346                                                       944


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RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: June 9, 1997
5.13 - 5.34%
ESTIMATED LONG-TERM RETURN:
5.19 - 5.45%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $7,500,000 in 75,000 units
Average Life    27.8 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.81 to $98.80 depending on the purchase amount
Cusip           6710A5 790 monthly payment plan
Numbers         6710A5 808 quarterly payment plan
                6710A5 816 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

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PORTFOLIO INCOME DIVERSIFICATION

Alabama                10.5  %          Florida                 6.8  %          Iowa                   10.1  %
Illinois               21.1             Indiana                10.1             Michigan               10.1
New York               10.5             Rhode Island           10.3             Texas                  10.5

MATURITY DATES (Description of Chart)
2015-17                                             1.3%
2018-20                                            12.0%
2021-23                                            10.0%
2024-26                                            66.7%

2027+                                              10.0%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 06/06/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.13%
     Tax Equivalent Yield                          8.02%

Treasury Bonds
     Yield                                         6.88%
     Tax Equivalent Yield                          7.24%

Corporate Bonds
     Yield                   7.66%

 *COMPARES TRUST AS OF 06/06/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 06/05/97. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

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 BONDS THIS NATIONAL INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
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 $   750,000  Jefferson County, Alabama, Sewer Revenue Warrants, Series 1997-D, 5.75% Due              AAA   Aaa
              2/1/27.                                                                     2007 at 101
     150,000  Center Unified School District, Sacramento County, California, Election of               AAA   Aaa
              1992 General Obligation Bonds, Series 1997C, 0.00% Due 9/1/18. (Original
              issue discount bonds delivered on or about March 4, 1997 at a price of
              29.572% of principal amount.)                                               No Optional
                                                                                              Call
     100,000  City of Thornton, Colorado, General Obligation Water Refunding Capital                   AAA   Aaa
              Appreciation Bonds, Series 1991, 0.00% Due 12/1/15. (Original issue discount bonds delivered on or about March 14, 1991 at a price of 18.927%
              of principal amount.)                                                       No Optional
                                                                                              Call
     500,000  Dade County, Florida, Aviation Revenue Bonds, Series 1996B, 5.60% Due                    AAA   Aaa
              10/1/26.                                                                    2006 at 102
     750,000  Illinois Educational Facilities Authority, Revenue Bonds, Illinois Wesleyan              AAA   Aaa
              University, Series 1997, 5.65% Due 9/1/26.                                  2007 at 102
     750,000  Illinois Health Facilities Authority Revenue Bonds, Series 1997A (Highland               AAA   Aaa
              Park Hospital Project), 5.75% Due 10/1/26.                                  2007 at 102
     750,000  Indiana State Office Building Commission, Correctional Facilities Program                AAA   Aaa
              Revenue Bonds, Series 1995B, 5.50% Due 7/1/20. (Original issue discount bonds delivered on or about October 5, 1995 at a price of 94.20% of
              principal amount.)                                                          2005 at 101
     750,000  City of Iowa City, Johnson County, Iowa, Sewer Revenue Bonds, 5.50% Due                  AAA   Aaa
              7/1/22. (When issued.)                                                      2007 at 100
     750,000  City of Detroit, Michigan, Water Supply System Revenue Second Lien Bonds,                AAA   Aaa
              Series 1995-A, 5.50% Due 7/1/25.                                            2005 at 101
     750,000  New York City (New York), Municipal Water Finance Authority, Water and                   AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1996 Series B, 5.75% Due 6/15/26.
              (Original issue discount bonds delivered on or about May 16, 1996 at a
              price of 93.892% of principal amount.)                                      2006 at 101
     750,000  Rhode Island Health and Educational Building Corporation, Higher Education               AAA   Aaa
              Facility Revenue Bonds, Rhode Island School of Design Issue, Series 1996,
              5.625% Due 6/1/26. (Original issue discount bonds delivered on or about
              August 20, 1996 at a price of 93.763% of principal amount.)                 2006 at 102
     750,000  North Central Texas Health Facilities Development Corporation, Hospital                  AAA   Aaa
              Revenue Bonds (Presbyterian Healthcare System Project), Series 1996A, 5.75%
              Due 6/1/26.                                                                 2006 at 102
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 $ 7,500,000  TOTAL          12 BONDS FROM 11 STATES.

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HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 06/06/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.81     4.90 %      5.13%   5.19%   5.16%   5.22%   5.18%   5.24 %
 500 / $50,000              101.65     4.75        5.14    5.20    5.17    5.23    5.19    5.25
 1,000 / $100,000           101.38     4.50        5.15    5.22    5.18    5.25    5.20    5.27
 2,500 / $250,000           101.12     4.25        5.16    5.23    5.19    5.26    5.21    5.28
 5,000 / $500,000           100.33     3.50        5.20    5.29    5.24    5.32    5.25    5.34
 10,000 / $1,000,000         99.81     3.00        5.23    5.33    5.26    5.36    5.28    5.38
 25,000 / $2,500,000         99.30     2.50        5.26    5.36    5.29    5.39    5.31    5.41
 50,000 / $5,000,000         98.80     2.00        5.28    5.40    5.32    5.43    5.34    5.45

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.13  % 7.13%   7.43%   8.02%   8.49%
         5.14    7.14    7.45    8.03    8.51
         5.15    7.15    7.46    8.05    8.53
         5.16    7.17    7.48    8.06    8.54
         5.20    7.22    7.54    8.13    8.61
         5.23    7.26    7.58    8.17    8.66
         5.26    7.31    7.62    8.22    8.71
         5.28    7.33    7.65    8.25    8.74

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 07/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            7/15/97   $   .3190
 Monthly plan            8/15/97       .4350   $ 5.2205
 Quarterly plan          8/15/97       .4377
                        11/15/97      1.3131     5.2525
 Semi-annual plan       11/15/97      1.7568
                         5/15/98      2.6352     5.2715
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.85 =  98.183
 investment       offering price     # of units
 (as of           and accrued        purchased
 06/06/97)        interest
 98.183       X   $5.2205        =   $512.56
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)